Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Carolina Trust BancShares, Inc.
Entity Central Index Key	0001676667
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Jun. 30, 2018
Amendment Flag	false